Registration Nos. 333-150533

Investment Company Act File No. 811-4175

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U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No. ____ ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS CASH MANAGEMENT

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,

Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

An indefinite number of Registrant’s shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-150533), filed on April 30, 2008, and the definitive versions of the prospectus/proxy statement and statement of additional information filed on June 2, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file a new consent of independent registered public accounting firm as Exhibit No. (14) to this Registration Statement on Form N-14.

DREYFUS CASH MANAGEMENT

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), filed May 30, 2008 (File No. 2-94930).

Item 16	Exhibits.

(1)

Registrant’s Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 12 to the Registration Statement, filed on September 30, 1993.

(2)	Registrant’s Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 33 to the Registration Statement, filed on May 30, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.[1]

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 15 to the Registration Statement, filed on March 24, 1995.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 28 to the Registration Statement, filed on May 30, 2001.

(7)(b)	Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 27 to the Registration Statement, filed on May 25, 2000.

(7)(c)	Form of Supplement to Service Agreements is incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 34 to the Registration Statement, filed on May 29, 2007.

(8)	Not Applicable.

(9)(a)	Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 37 to the Registration Statement, filed on May 30, 2008.

(9)(b)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 17 to the Registration Statement, filed on October 25, 1995.

(10)(a)	Rule 12b-1 Service Plan, as revised, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 36 to the Registration Statement, filed on September 27, 2007.

(10)(b)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 20 to the Registration Statement, filed on September 20, 1996.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 36 to the Registration Statement, filed on September 27, 2007.

(11)	Opinion and Consent of Registrant’s counsel.[1]

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.[1]

(17)(a)	Forms of Proxy.[1]

(17)(b)

The Prospectus and Statement of Additional Information of Dreyfus Cash Management dated June 1, 2007 are incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement, filed on May 29, 2007 (File No. 2-94930).

________________________

  *      Filed herewith.
  **    To be filed by Post-Effective Amendment.
  1.      Incorporated by reference from the Registration Statement on Form N-14 (File No. 333-150533), filed with the

           Securities and Exchange Commission on April 30, 2008.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 5th day of June, 2008.

DREYFUS CASH MANAGEMENT

By: /s/ J. David Officer*
J. David Officer, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	June 5, 2008

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	June 5, 2008

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Trustee, Chairman of the Board	June 5, 2008

/s/ David W. Burke* David W. Burke	Board Member	June 5, 2008

/s/ Isabel P. Dunst* Isabel P. Dunst	Board Member	June 5, 2008

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Board Member	June 5, 2008

/s/ Warren B. Rudman* Warren B. Rudman	Board Member	June 5, 2008

/s/ Philip L. Toia* Philip L. Toia	Board Member	June 5, 2008

*By: /s/ Jeff Prusnofsky
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index
(14) Consent of Independent Registered Public Accounting Firm